VIA EDGAR


                      Paul, Hastings, Janofsky & Walker LLP
                       515 South Flower Street, 25th Floor
                          Los Angeles, California 90071
                            Telephone (213) 683-6000
                            Facsimile (213) 627-0705
                              Internet www.phjw.com


June 25, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:     CNI Charter Funds - File Nos. 333-16093 and 811-7923
        Rule 497(c) Filing

Ladies and Gentlemen:

On behalf of CNI Charter Funds (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify that the form of the Statement of Additional Information which would have been filed by the Registrant pursuant to Rule 497(c) of the 1933 Act with respect to the Opportunistic Value Fund series of the Registrant does not differ from the version contained in Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on June 17, 2008.

Please direct any inquiries regarding this filing to me at (213) 683-6207 or Laurie Dee at (213) 683-6163.



                                             Very truly yours,



                                             /s/ Michael Glazer
                                             of PAUL, HASTINGS, JANOFSKY &
                                             WALKER LLP